Business Combination and Goodwill (Details) - Schedule of Movement of Goodwill - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of Goodwill [Abstract]
Balance as of January 1,	¥ 30,347	¥ 30,347
Addition during the year
Balance as of December 31,	¥ 30,347	¥ 30,347